SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES (Details) ¥ in Millions	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Loss before income taxes	$ 1,849,542	¥ (3.0)	$ 1,737,700
Income tax benefit computed at statutory corporate income tax rate	462,386		434,425
Reconciling items:
Additional deduction for R&D expenses	6,526		35,065
Entertainment expense	(10,232)
Effect of preferential tax rates	(121,470)		(106,101)
Effect of different tax rates in other jurisdictions	(322,232)		(270,832)
Change in valuation allowance	(34,633)		(92,557)
Income tax expense	(19,655)
Income Tax Jurisdiction, Domestic Federal [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Loss before income taxes	$ 1,849,542		$ 1,737,700
PRC statutory income tax rate	25.00%	25.00%	25.00%